Description of Business (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2014	Nov. 30, 2014	Dec. 31, 2014
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Entity incorporation date of incorporation			Oct. 13, 2014
Initial public offering date			November 18, 2014
Navios Midstream IPO net proceeds		$ 110,403
Proceeds from $ 126,000 credit facility		$ 104,451
Subordinated Unitholders
Units exhanged	9,342,692	9,342,692
Common Unitholders
Units exhanged	1,242,692	1,242,692
General Partner Units
Units exhanged	381,334	381,334
Navios Acquisition
General partner interest in Navios Midstream			2.00%
Limited partner interest in Navios Midstream			55.50%
Navios Acquisition | Subordinated Unitholders
Limited partner interest in Navios Midstream			49.00%
Navios Acquisition | Common Unitholders
Limited partner interest in Navios Midstream			6.50%